Advances to suppliers net (Tables)	6 Months Ended
Mar. 31, 2026
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	March 31,	September 30,
	2026	2025
Advances to suppliers:	(unaudited)	(audited)
Qingyuan Nongbang Mushroom Industry Co., Ltd	$35,772,877	$16,848,007
Jingning Liannong Trading Co., Ltd	35,212,951	16,092,973
Lishui Zhelin Trading Co., Ltd	10,450,058	23,470,221
Others	5,999	19,153
Sub-total	$81,441,885	$56,430,354
Less: allowance for credit losses	(42,638,721)	(10,125,650)
Advances to suppliers, net	$38,803,164	$46,304,704

Schedule of advances to suppliers, net allowance for impairment loss
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$10,125,650	-
Additions	31,692,011	9,994,385
Translation adjustments	821,060	131,265
Balance as of end of period	$42,638,721	$10,125,650